Equity (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital stock:
Common stock		₩ 2,370,998	₩ 2,370,998
Preferred stock		274,055	274,055
Capital stock		2,645,053	2,645,053
Hybrid bonds		1,531,759	423,921
Capital surplus:
Share premium		9,494,769	9,494,769
Others	[1]	400,719	392,566
Capital surplus		9,895,488	9,887,335
Capital adjustments	[2]	(552,895)	(398,035)	₩ (458,461)
Accumulated other comprehensive income, net of tax:
Gain on financial assets at fair value through other comprehensive income		2,958
Valuation gain (loss) on available-for-sale financial assets			72,126
Loss on financial assets at fair value through profit or loss (overlay approach)		(79,057)
Equity in other comprehensive income of associates		4,883	(294)
Foreign currency translation adjustments for foreign operations		(321,853)	(345,199)
Net loss from cash flow hedges		(17,751)	2,440
Other comprehensive income of separate account		4,112	(4,812)
Actuarial gains (losses)		(346,682)	(253,995)
Changes in own credit risk on financial liabilities designated under fair value option		170
Accumulated other comprehensive income, net of tax		(753,220)	(529,734)
Retained earnings	[3],[4],[5],[6]	22,959,440	20,791,681
Non-controlling interests	[7]	925,805	883,397
Total equity		₩ 36,651,430	₩ 33,703,618

[1]	During the year ended December 31, 2018, the Group recorded a capital surplus of KRW 8,153 million as a result of participating in the capital increase of its subsidiary, Jeju Bank Co. Ltd.
[2]	The Group acquired treasury stock through treasury stock trusts, and the consideration paid or received is recognized directly in equity.
[3]	The acquisition of ANZ Retail business by Shinhan Bank of Vietnam was completed and the amount was adjusted retrospectively.
[4]	The reserve for loan losses in the retained earnings amounted to KRW 5,953 million and KRW 7,572 million as of December 31, 2017 and 2018, respectively.
[5]	The reserve for profits of the Group, due to In accordance with Article 53 of the Financial Holding Company Act, amounted to KRW 1,992,716 million and KRW 2,068,190 million as of December 31, 2017 and 2018, respectively.
[6]	The total amount of retained earnings from the consolidated subsidiaries that are not available for the payment of cash dividends due to the related regulation is KRW 5,800,002 million.
[7]	As of December 31, 2017 and 2018, Shinhan Bank and Jeju Bank have recognized KRW 718,775 million and KRW 748,497 million, respectively, as non-controlling interests. The amount of dividends paid by Shinhan Bank and Jeju Bank KRW 27,546 million and KRW 30,442 million are allocated to the net income of non-controlling interests.